Stock-Based Compensation (Summary Of Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options exercised (shares)	(2,400)	(4,200)	(1,800)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options granted Weighted Average Exercise Price Per Share (dollars per share)	$ 64.85	$ 40.43	$ 42.93
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning of period (shares)	7,710
Awards issued in conversion as a result of the separation of Four Corners (shares)	970
Options granted (shares)	440
Options exercised (shares)	(2,610)
Options canceled (shares)	(190)
Outstanding end of period (shares)	6,320	7,710
Exercisable (shares)	4,660
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price Per Share Outstanding, beginning balance (dollars per share)	$ 44.18
Options granted Weighted Average Exercise Price Per Share (dollars per share)	64.85
Options exercised Weighted Average Exercise Price Per Share (dollars per share)	36.21
Options canceled Weighted Average Exercise Price Per Share (dollars per share)	46.77
Weighted Average Exercise Price Per Share Outstanding, ending balance (dollars per share)	42.04	$ 44.18
Exercisable Weighted Average Exercise Price Per Share (dollars per share)	$ 40.23
Weighted Average Remaining Contractual Life Outstanding (years)	6 years	6 years 29 days
Exercisable Weighted Average Remaining Contractual Life (years)	5 years 3 months 15 days
Aggregate Intrinsic Value Outstanding, beginning balance	$ 164.6
Aggregate Intrinsic Value Outstanding, ending balance	160.6	$ 164.6
Exercisable Aggregate Intrinsic Value	$ 127.0